                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ------------------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
            ------------------------------------------


 Form 13F File Number: 28-06341
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow               New York, NY                   August 10, 2004
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                 35
                                              -----------------------

Form 13F Information Table Value Total:      $        861,328
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-06339                   SAB Capital Management, LLC
         -----          ------------------      ---------------------------
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                           FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTMT INC   COM            350865101      4,559     190,600    SH            DEFINED          1       190,600    0        0
ALLETE INC         COM            018522102        523      15,700    SH            DEFINED          1        15,700    0        0
AMERICA MOVIL
S A DE C V         SPON ADR
                   L SHS          02364W105     14,366     395,000    SH            DEFINED          1       395,000    0        0
ANNALY MTG MGMT
INC                COM            035710409      8,104     477,815    SH            DEFINED          1       477,815    0        0
ASSURED GUARANTY
LTD                COM            G0585R106     12,713     750,000    SH            DEFINED          1       750,000    0        0
BANCO
LATINOAMERICANO
DE EXP             CL E           P16994132     27,435   1,749,700    SH            DEFINED          1     1,749,700    0        0
BANTA CORP         COM            066821109      9,171     206,500    SH            DEFINED          1       206,500    0        0
BEAR STEARNS
COS INC            COM            073902108     12,267     145,500    SH            DEFINED          1       145,500    0        0
BLOCKBUSTER INC    CL A           093679108     27,861   1,835,400    SH            DEFINED          1     1,835,400    0        0
CAPITAL LEASE
FDG INC            COM            140288101      2,080     200,000    SH            DEFINED          1       200,000    0        0
CEMEX S A          SPON ADR
                   5 ORD          151290889     59,723   2,052,332    SH            DEFINED          1     2,052,332    0        0
DARLING INTL INC   COM            237266101     13,126   3,125,323    SH            DEFINED          1     3,125,323    0        0
EDISON INTL        COM            281020107     65,280   2,553,000    SH            DEFINED          1     2,553,000    0        0
GENESIS
HEALTHCARE CORP    COM            37184D101      7,060     243,100    SH            DEFINED          1       243,100    0        0
GENWORTH FINL INC  COM CL A       37247D106      4,590     200,000    SH            DEFINED          1       200,000    0        0
HEALTH NET INC     COM            42222G108    130,756   4,934,200    SH            DEFINED          1     4,934,200    0        0
HELEN OF TROY
CORP LTD           COM            G4388N106     67,177    1,822,000   SH            DEFINED          1     1,822,000    0        0
HIGHLAND
HOSPITALITY
CORP               COM            430141101     17,462    1,737,500   SH            DEFINED          1     1,737,500    0        0
KOOKMIN BK NEW     SPONSORED
                   ADR            50049M109      7,217      230,000   SH            DEFINED          1       230,000    0        0
K-SWISS INC        CL A           482686102      7,229      357,700   SH            DEFINED          1       357,700    0        0
LUMINENT MTG
CAP INC            COM            550278303     12,600    1,050,000   SH            DEFINED          1     1,050,000    0        0
MASONITE INTL
CORP               COM            575384102     12,070       466,200  SH            DEFINED          1       466,200    0        0
MI DEVS INC        CL A SUB
                   VTG            55304X104     39,749    1,472,200   SH            DEFINED          1     1,472,200    0        0
MOVIE GALLERY INC  COM            624581104     63,133    3,229,300   SH            DEFINED          1     3,229,300    0        0
PG&E CORP          COM            69331C108     66,078    2,365,000   SH            DEFINED          1     2,365,000    0        0
PEOPLES BK
BRIDGEPORT CONN    COM            710198102      1,895       60,849   SH            DEFINED          1        60,849    0        0
PLATINUM
UNDERWRITERS
HLDGS L            COM            G7127P100     22,823       750,000  SH            DEFINED          1       750,000    0        0
PXRE GROUP LTD     COM            G73018106     18,225       721,200  SH            DEFINED          1       721,200    0        0
ROYAL GROUP
TECHNOLOGIES LTD   SUB VTG SH     779915107      5,133      570,300   SH            DEFINED          1       570,300    0        0
SOUTHERN UN CO
NEW                COM            844030106     10,005       474,600  SH            DEFINED          1       474,600    0        0
TERRA INDS INC     COM            880915103     10,659    1,893,200   SH            DEFINED          1     1,893,200    0        0
TV AZTECA S A
DE C V             SPONSORED
                   ADR            901145102     80,613    9,330,262   SH            DEFINED          1     9,330,262    0        0
WESTAR ENERGY INC  COM            95709T100      9,708      487,600   SH            DEFINED          1       487,600    0        0
WESTERN DIGITAL
CORP               COM            958102105      7,058      815,000   SH            DEFINED          1       815,000    0        0
WINN DIXIE STORES
INC                COM            974280109      2,880      400,000   SH            DEFINED          1       400,000    0        0
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